VIA EDGAR

June 19, 2006


U.S Securities and Exchange Commission
100 F Street
Washington, D.C. 20549

Re: John Hancock Funds II (the "Trust" or "Registrant")
File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the form of Prospectus Supplement dated April 1, 2006 to John Hancock Funds II Lifestyle Portfolios Prospectus - Class R3, Class R4 and Class R5 Shares dated October 17, 2005 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-effective Amendment No. 5 ("Amendment No. 5") to the Registrant's Registration Statement on Form N-1A filed with the Commission on March 29, 2006, and the text of Amendment No. 5 has been filed electronically.

If you have any questions regarding this filing, please call the undersigned at 617-663-4204.


Sincerely,

/s/George M. Boyd
-----------------
George M. Boyd
Assistant Secretary of the Trust and Senior Counsel